UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares		Value
		COMMON STOCKS - 91.58%
		Consumer Discretionary - 12.26%
		Hotels Restaurants & Leisure - 3.57%
	28,100	Marriott International, Inc. - Class A	$1,215,044
	13,700	Starwood Hotels & Resorts Worldwide, Inc.	918,859
			2,133,903

		Internet & Catalog Retail - 1.16%
	21,600	eBay, Inc. (a)	695,088

		Media - 7.53%
	2,803	Citadel Broadcasting Corp.	18,079
	84,300	Time Warner, Inc.	1,773,672
	35,250	Viacom Inc. - Class B (a)	1,467,458
	36,500	The Walt Disney Co.	1,246,110
			4,505,319
		Total Consumer Discretionary	7,334,310

		Consumer Staples - 7.34%
		Beverages - 1.53%
	14,100	PepsiCo, Inc.	914,385

		Food & Staples Retailing - 5.81%
	45,200	CVS Corp.	1,647,540
	15,000	Walgreen Co.	653,100
	30,700	Whole Foods Market, Inc.	1,175,810
			3,476,450
		Total Consumer Staples	4,390,835

		Financials - 18.04%
		Capital Markets - 5.25%
	38,000	E*Trade Financial Corp. (a)	839,420
	3,700	The Goldman Sachs Group, Inc.	801,975
	17,900	Morgan Stanley	1,501,452
			3,142,847

		Commercial Banks - 2.84%
	26,400	Northern Trust Corp.	1,695,936

		Diversified Financial Services - 7.77%
	21,000	American Express Co.	1,284,780
	8,800	Franklin Resources, Inc.	1,165,736
	12,300	Legg Mason, Inc.	1,210,074
	19,000	T. Rowe Price Group, Inc.	985,910
			4,646,500

		Insurance - 2.18%
	22,400	Principal Financial Group, Inc.	1,305,696
		Total Financials	10,790,979

		Health Care - 26.75%
		Biotechnology - 1.62%
	25,000	Gilead Sciences, Inc. (a)	969,250

		Health Care Equipment & Supplies - 4.65%
	31,500	Baxter International, Inc.	1,774,710
	12,200	C.R. Bard, Inc.	1,008,086
			2,782,796

		Health Care Providers & Services - 2.52%
	19,300	Medco Health Solutions, Inc. (a)	1,505,207

		Pharmaceuticals - 17.96%
	26,300	Abbott Laboratories	1,408,365
	40,100	Bayer AG - ADR	3,019,530
	57,600	Schering-Plough Corp.	1,753,344
	53,300	Teva Pharmaceutical Industries, Ltd. - ADR	2,198,625
	41,200	Wyeth	2,362,408
			10,742,272
		Total Health Care	15,999,525

		Industrials - 5.42%
		Air Freight & Logistics - 3.10%
	16,700	FedEx Corp.	1,853,199

		Commercial Services & Supplies - 2.32%
	28,600	Automatic Data Processing, Inc.	1,386,242
		Total Industrials	3,239,441

		Information Technology - 21.77%
		Communications Equipment - 8.08%
	40,500	Cisco Systems, Inc. (a)	1,127,925
	103,700	Corning, Inc. (a)	2,649,535
	59,700	Motorola, Inc.	1,056,690
			4,834,150

		Internet Software & Services - 1.11%
	24,500	Yahoo!, Inc. (a)	664,685

		Semiconductor & Semiconductor Equipment - 8.94%
	61,700	Altera Corp.	1,365,421
	70,800	Applied Materials, Inc.	1,406,796
	49,200	Intel Corp.	1,168,992
	37,400	Texas Instruments, Inc.	1,407,362
			5,348,571

		Software - 3.64%
	40,000	Microsoft Corp.	1,178,800
	49,300	Symantec Corp. (a)	995,860
			2,174,660
		Total Information Technology	13,022,066

		TOTAL COMMON STOCKS (Cost $39,740,171)	54,777,156

		SHORT TERM INVESTMENTS - 8.59%
		Investment Company - 0.10%
	61,300	SEI Daily Income Trust Treasury II Fund - Class B	61,300
		Total Investment Company	61,300

		U.S. Treasury Obligation - 8.49%
		Public Finance, Taxation, And Monetary Policy - 8.49%
	5,085,000	0.000%, 07/12/2007	5,079,471
		Total U.S. Treasury Obligation	5,079,471

		TOTAL SHORT TERM INVESTMENTS (Cost $5,140,771)	5,140,771

		Total Investments (Cost $44,880,942) - 100.17%	59,917,927

		Liabilities in Excess of Other Assets - (0.17)%	(103,368)

		TOTAL NET ASSETS - 100.00%	$59,814,559

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 44,880,942
	Gross unrealized appreciation	15,887,843
	Gross unrealized depreciation	(850,858)
	Net unrealized appreciation	$ 15,036,985

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Large Cap Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Large Cap Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     August 28, 2007